Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 4,007	$ 3,233	$ 2,679
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	467	121	100
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	1,372	1,310	904
External Customers
Disaggregation of Revenue [Line Items]
Revenue	3,184	2,509	2,025
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	823	724	654
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	1,839	1,431	1,004
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	1,421	1,051	569
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	418	380	435
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	2,168	1,802	1,675
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	1,763	1,458	1,456
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 405	$ 344	$ 219